Trading Advisors - Additional Information (Detail)	5 Months Ended	12 Months Ended		31 Months Ended
	May 31, 2014	Dec. 31, 2016	Dec. 30, 2016	Dec. 31, 2016
Schedule Of Trading Advisors [Line Items]
Incentive fee, monthly trading profits basis		20.00%	20.00%
Morgan Stanley Smith Barney Charter WNT L.P. [Member]
Schedule Of Trading Advisors [Line Items]
Management fee, monthly basis			0.125%
Management fee, annual basis			1.50%
Incentive fee, monthly trading profits basis		20.00%	20.00%
Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
Schedule Of Trading Advisors [Line Items]
Management fee, monthly basis	0.167%	0.125%	0.125%	0.125%
Management fee, annual basis	2.00%	1.50%	1.50%	1.50%
Incentive fee, monthly trading profits basis		20.00%	20.00%